RESTRUCTURING COSTS	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
RESTRUCTURING COSTS	RESTRUCTURING COSTS
In November 2023 and April 18, 2024, the Company announced a restructuring consisting of a workforce reduction aimed at rationalizing the Company’s cost structure and improving its ability to reach its profitability objectives.
The following table summarizes the activities related to restructuring:

	June 30, 2024	December 31, 2023
	$	$
Liability beginning of period	711,622	—
Expenses	1,383,009	1,426,487
Payments	(1,964,202)	(714,865)
Liability end of period	130,429	711,622